Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	$ 724,829	$ 660,954	$ 613,722
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	49,257	25,535	43,486
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,086	11,927	2,067
Total fixed-maturity securities, available-for-sale, Fair value	772,000	674,562	655,141
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0	0
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	67,365	72,035	93,692
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	3,028	1,188	1,446
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		0	61
Total fixed-maturity securities, available-for-sale, Fair value	70,393	73,223	95,077
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0	0
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	10,579	11,112	11,679
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	869	214	305
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		282	42
Total fixed-maturity securities, available-for-sale, Fair value	11,448	11,044	11,942
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0	0
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities		505	2,517
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		5	30
Total fixed-maturity securities, available-for-sale, Fair value		510	2,547
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income		0	0
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities		36,467	36,746
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		2,989	4,625
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		789	43
Total fixed-maturity securities, available-for-sale, Fair value		38,667	41,328
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income		0	0
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	495,747	406,982	328,406
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	38,971	18,230	30,664
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,055	9,697	1,740
Total fixed-maturity securities, available-for-sale, Fair value	532,663	415,515	357,330
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0	0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	151,138	133,853	140,682
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	6,389	2,909	6,416
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	31	1,159	181
Total fixed-maturity securities, available-for-sale, Fair value	157,496	135,603	146,917
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	$ 0	0	$ 0
Public Utilities and Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities		443,449
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		21,219
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		10,486
Total fixed-maturity securities, available-for-sale, Fair value		454,182
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income		$ 0